Financial instruments and risk management - Summary by currency, Group's net debt, after taking into account relevant cross currency interest rate swaps and foreign exchange contracts (Detail) - USD ($)
$ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	$ 10,550	$ 8,201
Total borrowings in note 22	(15,176)	(17,630)
Derivatives related to net debt	(276)	(516)
Net funds/(debt)	(3,845)	(9,587)	$ (13,783)
Foreign exchange risk [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	10,550
Other investments	958
Total borrowings in note 22	(15,176)
Derivatives related to net debt	(177)
Net funds/(debt)	(3,845)	(9,587)
Foreign exchange risk [member] | US Dollars [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	9,950
Other investments	958
Total borrowings in note 22	(14,359)
Derivatives related to net debt	(177)
Net funds/(debt)	(3,628)	(9,294)
Foreign exchange risk [member] | Australian Dollars [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	332
Total borrowings in note 22	(540)
Net funds/(debt)	(208)	(313)
Foreign exchange risk [member] | Euro Member Countries, Euro
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	49
Total borrowings in note 22	(107)
Net funds/(debt)	(58)	(62)
Foreign exchange risk [member] | South Africa, Rand
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	59
Net funds/(debt)	59	103
Foreign exchange risk [member] | Canada, Dollars [Member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	18
Total borrowings in note 22	(166)
Net funds/(debt)	(148)	(155)
Foreign exchange risk [member] | Other Currencies [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	142
Total borrowings in note 22	(4)
Net funds/(debt)	$ 138	$ 134